Employee benefits - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 01, 2005
IFRS Statement [Line Items]
Labour And Social Welfare	$ 1,489	$ 1,655	$ 1,523
Wages and salaries	80,617	91,822	89,911
Percentage Of Wages Contribution To Employee				6.00%
Post-employment benefit expense, defined contribution plans	57
Deposits from banks	$ 3,730
Percentage of Company Contributes Towards Wages and Salaries	2.00%
Defined Contribution Plans [Member]
IFRS Statement [Line Items]
Other Foreign Subsidiaries Pension Expenses	$ 434	253	178
Wages and salaries	$ 3,316	$ 3,527	$ 3,367